AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value

Affiliated Investment Companies (99.9%):
Domestic Equity Funds (38.4%):
1,181,140	AZL Mid Cap Index Fund, Class 2	$31,689,985
4,670,630	AZL S&P 500 Index Fund, Class 2	108,592,150
1,078,514	AZL Small Cap Stock Index Fund, Class 2	17,040,521

		157,322,656

Fixed Income Fund (49.1%):
19,169,175	AZL Enhanced Bond Index Fund	201,084,650

International Equity Fund (12.4%):
2,876,081	AZL International Index Fund, Class 2	50,820,352

Total Affiliated Investment Companies (Cost $307,757,877)		409,227,658

Total Investment Securities (Cost $307,757,877) - 99.9%		409,227,658
Net other assets (liabilities) - 0.1%		284,463

Net Assets - 100.0%		$409,512,121

Percentages indicated are based on net assets as of March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value

Affiliated Investment Companies (100.0%):
Domestic Equity Funds (49.1%):
20,737,585	AZL DFA U.S. Core Equity Fund	$336,363,630
6,288,024	AZL DFA U.S. Small Cap Fund	88,409,615

		424,773,245

Fixed Income Fund (39.0%):
37,225,275	AZL DFA Five-Year Global Fixed Income Fund	336,888,743
International Equity Fund (11.9%):
8,803,075	AZL DFA International Core Equity Fund	103,172,044

Total Affiliated Investment Companies (Cost $732,920,884)		864,834,032

Total Investment Securities (Cost $732,920,884) - 100.0%		864,834,032
Net other assets (liabilities) - 0.0%†		(166,193)

Net Assets - 100.0%		$864,667,839

Percentages indicated are based on net assets as of March 31, 2022.

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value

Affiliated Investment Companies (95.4%):
Domestic Equity Funds (35.9%):
859,887	AZL Mid Cap Index Fund, Class 2	$23,070,765
3,049,147	AZL S&P 500 Index Fund, Class 2	70,892,659
773,887	AZL Small Cap Stock Index Fund, Class 2	12,227,415

		106,190,839

Fixed Income Fund (47.0%):
13,227,858	AZL Enhanced Bond Index Fund	138,760,230
International Equity Fund (12.5%):
2,086,316	AZL International Index Fund, Class 2	36,865,201

Total Affiliated Investment Companies (Cost $231,282,608)		281,816,270

Total Investment Securities (Cost $231,282,608) - 95.4%		281,816,270
Net other assets (liabilities) - 4.6%		13,554,546

Net Assets - 100.0%		$295,370,816

Percentages indicated are based on net assets as of March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/17/22	66	$(14,951,475)	$(172,005)

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/22	54	$6,635,250	$(170,249)

Total Net Futures Contracts				$(342,254)

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value

Affiliated Investment Companies (95.4%):
Domestic Equity Funds (46.2%):
2,061,873	AZL DFA U.S. Core Equity Fund	$33,443,581
676,666	AZL DFA U.S. Small Cap Fund	9,513,917

		42,957,498

Fixed Income Fund (37.2%):
3,824,003	AZL DFA Five-Year Global Fixed Income Fund	34,607,226

International Equity Fund (12.0%):
950,256	AZL DFA International Core Equity Fund	11,136,998

Total Affiliated Investment Companies (Cost $75,199,656)		88,701,722

Total Investment Securities (Cost $75,199,656) - 95.4%		88,701,722
Net other assets (liabilities) - 4.6%		4,313,952

Net Assets - 100.0%		$93,015,674

Percentages indicated are based on net assets as of March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/17/22	5	$(1,132,688)	$20,612

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/22	13	$1,597,375	$(43,688)

Total Net Futures Contracts				$(23,076)

See accompanying notes to the schedules of portfolio investments.

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value

Affiliated Investment Company (96.0%):
Balanced Funds (96.0%):
14,111,949	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$212,667,074

Total Affiliated Investment Company (Cost $174,868,585)		212,667,074

Total Investment Securities (Cost $174,868,585) - 96.0%		212,667,074
Net other assets (liabilities) - 4.0%		8,837,849

Net Assets - 100.0%		$221,504,923

Percentages indicated are based on net assets as of March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/17/22	63	$(14,271,863)	$(620,442)

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/22	42	$5,160,750	$(135,987)

Total Net Futures Contracts				$(756,429)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value

Affiliated Investment Companies (95.6%):
Domestic Equity Funds (33.2%):
1,163,502	AZL DFA U.S. Core Equity Fund	$18,871,995
817,751	AZL DFA U.S. Small Cap Fund	11,497,574
969,457	AZL Gateway Fund	15,123,524
703,618	AZL Mid Cap Index Fund, Class 2	18,878,063
3,745,791	AZL Russell 1000 Growth Index Fund, Class 2	80,159,930
5,370,353	AZL Russell 1000 Value Index Fund, Class 2	81,307,150
720,994	AZL Small Cap Stock Index Fund, Class 2	11,391,710

		237,229,946

Fixed Income Funds (47.5%):
5,118,029	AZL Enhanced Bond Index Fund	53,688,121
7,121,215	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	71,212,153
7,492,509	AZL MetWest Total Return Bond Fund	70,879,138
3,518,449	PIMCO VIT Income Portfolio	36,486,321
3,677,692	PIMCO VIT Low Duration Portfolio	36,335,598
7,048,284	PIMCO VIT Total Return Portfolio	70,835,249

		339,436,580

International Equity Funds (14.9%):
2,165,454	AZL DFA International Core Equity Fund	25,379,127
3,440,789	AZL International Index Fund, Class 2	60,798,738
2,822,820	AZL MSCI Emerging Markets Equity Index Fund, Class 2	20,719,499

		106,897,364

Total Affiliated Investment Companies (Cost $604,337,764)		683,563,890

Total Investment Securities (Cost $604,337,764) - 95.6%		683,563,890
Net other assets (liabilities) - 4.4%		31,498,892

Net Assets - 100.0%		$715,062,782

Percentages indicated are based on net assets as of March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/17/22	144	$(32,621,400)	$(470,759)

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/22	127	$15,605,125	$(418,267)

Total Net Futures Contracts				$(889,026)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value

Affiliated Investment Companies (95.3%):
Domestic Equity Funds (24.3%):
230,088	AZL DFA U.S. Core Equity Fund	$3,732,029
150,727	AZL DFA U.S. Small Cap Fund	2,119,221
203,544	AZL Gateway Fund	3,175,283
157,844	AZL Mid Cap Index Fund, Class 2	4,234,944
783,118	AZL Russell 1000 Growth Index Fund, Class 2	16,758,730
1,107,656	AZL Russell 1000 Value Index Fund, Class 2	16,769,905
167,572	AZL Small Cap Stock Index Fund, Class 2	2,647,639

		49,437,751

Fixed Income Funds (61.6%):
1,888,277	AZL Enhanced Bond Index Fund	19,808,026
2,637,483	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	26,374,834
2,776,302	AZL MetWest Total Return Bond Fund	26,263,820
1,189,210	PIMCO VIT Income Portfolio	12,332,112
1,438,085	PIMCO VIT Low Duration Portfolio	14,208,280
2,611,928	PIMCO VIT Total Return Portfolio	26,249,875

		125,236,947

International Equity Funds (9.4%):
433,236	AZL DFA International Core Equity Fund	5,077,523
631,303	AZL International Index Fund, Class 2	11,155,118
395,985	AZL MSCI Emerging Markets Equity Index Fund, Class 2	2,906,529

		19,139,170

Total Affiliated Investment Companies (Cost $182,511,110)		193,813,868

Total Investment Securities (Cost $182,511,110) - 95.3%		193,813,868
Net other assets (liabilities) - 4.7%		9,568,043

Net Assets - 100.0%		$203,381,911

Percentages indicated are based on net assets as of March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/17/22	17	$(3,851,138)	$50,485

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/22	50	$6,143,750	$(168,032)

Total Net Futures Contracts				$(117,547)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value

Affiliated Investment Companies (95.6%):
Domestic Equity Funds (38.8%):
4,791,363	AZL DFA U.S. Core Equity Fund	$77,715,914
2,229,908	AZL DFA U.S. Small Cap Fund	31,352,502
2,832,015	AZL Gateway Fund	44,179,436
2,272,884	AZL Mid Cap Index Fund, Class 2	60,981,488
9,322,813	AZL Russell 1000 Growth Index Fund, Class 2	199,508,191
13,405,325	AZL Russell 1000 Value Index Fund, Class 2	202,956,626
1,967,394	AZL Small Cap Stock Index Fund, Class 2	31,084,831

		647,778,988

Fixed Income Funds (37.9%):
9,972,938	AZL Enhanced Bond Index Fund	104,616,121
13,719,211	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	137,192,108
14,434,523	AZL MetWest Total Return Bond Fund	136,550,590
6,577,900	PIMCO VIT Income Portfolio	68,212,822
5,137,548	PIMCO VIT Low Duration Portfolio	50,758,974
13,578,695	PIMCO VIT Total Return Portfolio	136,465,887

		633,796,502

International Equity Funds (18.9%):
7,195,092	AZL DFA International Core Equity Fund	84,326,482
9,449,308	AZL International Index Fund, Class 2	166,969,273
8,728,162	AZL MSCI Emerging Markets Equity Index Fund, Class 2	64,064,712

		315,360,467

Total Affiliated Investment Companies (Cost $1,369,768,993)		1,596,935,957

Total Investment Securities (Cost $1,369,768,993) - 95.6%		1,596,935,957
Net other assets (liabilities) - 4.4%		73,803,286

Net Assets - 100.0%		$1,670,739,243

Percentages indicated are based on net assets as of March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/17/22	303	$(68,640,863)	$(674,979)

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/22	238	$29,244,250	$(780,238)

Total Net Futures Contracts				$(1,455,217)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Global Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value

Common Stocks (0.1%):
Materials (0.1%):
145,123	Project Barkley*(a)(b)	$297,502

Paper & Forest Products (0.0%†):
386,370	Quintis Pty, Ltd.*(a)(b)	34,685

Total Common Stocks (Cost $653,277)		332,187

Principal Amount		Value

Private Placements (0.1%):
Household Durables (0.0%†):
23,389	Jawbone, 0.00%(a)(b)	—

Internet Software & Services (0.1%):
5,547	Lookout, Inc., 0.00%(a)(b)	60,351
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%(a)(b)	695,504

Total Private Placements (Cost $485,378)		755,855

Convertible Bond (0.0%†):
Food Products (0.0%†):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19(a)(b)(c)	—

Total Convertible Bond (Cost $—)		—

Corporate Bonds (0.1%):
Paper & Forest Products (0.1%):
50,319	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 5/13/22 @ 105.63(a)(b)	50,319
730,672	Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 5/13/22 @ 96(a)(b)	730,672

Total Corporate Bonds (Cost $780,991)		780,991

Shares		Value

Affiliated Investment Companies (95.3%):
Fixed Income Fund (47.0%):
28,218,949	AZL Enhanced Bond Index Fund	296,016,780
International Equity Funds (48.3%):
4,151,321	AZL MSCI Emerging Markets Equity Index Fund, Class 2	30,470,697
17,233,401	AZL MSCI Global Equity Index Fund	274,183,403

		304,654,100

Total Affiliated Investment Companies (Cost $535,811,619)		600,670,880

Total Investment Securities (Cost $537,731,265) - 95.6%		602,539,913
Net other assets (liabilities) - 4.4%		27,798,821

Net Assets - 100.0%		$630,338,734

Percentages indicated are based on net assets as of March 31, 2022.

*	Non-income producing security.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2022. The total of all such securities represents 0.30% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 0.30% of the net assets of the fund.

(c)	Defaulted bond.

Amounts shown as “—“ are either $0 or round to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Global Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/17/22	143	$(32,394,863)	$(500,280)

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/22	111	$13,639,125	$(364,497)

Total Net Futures Contracts				$(864,777)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value

Affiliated Investment Companies (96.2%):
Domestic Equity Funds (54.1%):
10,174,707	AZL Mid Cap Index Fund, Class 2	$272,987,401
37,976,503	AZL S&P 500 Index Fund, Class 2	882,953,689
8,615,198	AZL Small Cap Stock Index Fund, Class 2	136,120,129

		1,292,061,219

Fixed Income Fund (22.9%):
52,157,658	AZL Enhanced Bond Index Fund	547,133,834

International Equity Fund (19.2%):
25,888,811	AZL International Index Fund, Class 2	457,455,292

Total Affiliated Investment Companies (Cost $1,689,178,188)		2,296,650,345

Total Investment Securities (Cost $1,689,178,188) - 96.2%		2,296,650,345
Net other assets (liabilities) - 3.8%		91,717,891

Net Assets - 100.0%		$2,388,368,236

Percentages indicated are based on net assets as of March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/17/22	1,801	$(407,994,038)	$(17,277,338)

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/22	175	$21,503,125	$(514,280)

Total Net Futures Contracts				$(17,791,618)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value

Affiliated Investment Companies (95.7%):
Domestic Equity Funds (43.3%):
1,651,190	AZL Mid Cap Index Fund, Class 2	$44,301,428
5,984,237	AZL S&P 500 Index Fund, Class 2	139,133,508
1,400,555	AZL Small Cap Stock Index Fund, Class 2	22,128,774

		205,563,710

Fixed Income Fund (37.4%):
16,930,814	AZL Enhanced Bond Index Fund	177,604,239

International Equity Fund (15.0%):
4,041,521	AZL International Index Fund, Class 2	71,413,675

Total Affiliated Investment Companies (Cost $372,362,738)		454,581,624

Total Investment Securities (Cost $372,362,738) - 95.7%		454,581,624
Net other assets (liabilities) - 4.3%		20,324,132

Net Assets - 100.0%		$474,905,756

Percentages indicated are based on net assets as of March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/17/22	114	$(25,825,275)	$(356,017)

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/22	65	$7,986,875	$(207,243)

Total Net Futures Contracts				$(563,260)

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value

Affiliated Investment Companies (96.2%):
Domestic Equity Funds (80.1%):
16,672,984	AZL S&P 500 Index Fund, Class 2	$387,646,866
33,212,898	AZL T. Rowe Price Capital Appreciation Fund	706,770,471

		1,094,417,337

Fixed Income Fund (16.1%):
20,952,337	AZL Enhanced Bond Index Fund	219,790,015

Total Affiliated Investment Companies (Cost $1,017,534,298)		1,314,207,352

Total Investment Securities (Cost $1,017,534,298) - 96.2%		1,314,207,352
Net other assets (liabilities) - 3.8%		51,905,484

Net Assets - 100.0%		$1,366,112,836

Percentages indicated are based on net assets as of March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/17/22	649	$(147,022,838)	$(6,459,676)

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/22	163	$20,028,625	$(501,304)

Total Net Futures Contracts				$(6,960,980)

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2022 (Unaudited)

1. Related Party Transactions

Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At March 31, 2022, the following investments in underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments.

Allianz Funds

3/31/2022

Affiliated Holdings Disclosure

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 3/31/2022	Shares as of 3/31/2022
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$219,744,177	$706,850	$(6,142,407)	$(556,756)	$(12,667,214)	$201,084,650	19,169,175
AZL International Index Fund, Class 2	56,332,794	24,330	(1,784,698)	322,383	(4,074,457)	50,820,352	2,876,081
AZL Mid Cap Index Fund, Class 2	34,268,489	-	(868,342)	244,759	(1,954,921)	31,689,985	1,181,140
AZL S&P 500 Index Fund, Class 2	116,684,094	650,058	(3,316,448)	1,309,879	(6,735,433)	108,592,150	4,670,630
AZL Small Cap Stock Index Fund, Class 2	18,213,442	-	(122,939)	37,599	(1,087,581)	17,040,521	1,078,514

	$445,242,996	$1,381,238	$(12,234,834)	$1,357,864	$(26,519,606)	$409,227,658	28,975,540

AZL DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund	$367,167,703	$-	$(13,577,522)	$(1,069,305)	$(15,632,133)	$336,888,743	37,225,275
AZL DFA International Core Equity Fund	112,815,044	-	(4,323,188)	783,290	(6,103,102)	103,172,044	8,803,075
AZL DFA U.S. Core Equity Fund	360,655,079	-	(9,713,357)	2,050,846	(16,628,938)	336,363,630	20,737,585
AZL DFA U.S. Small Cap Fund	97,278,433	-	(4,117,197)	1,105,031	(5,856,652)	88,409,615	6,288,024

	$937,916,259	$-	$(31,731,264)	$2,869,862	$(44,220,825)	$864,834,032	73,053,959

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$152,852,171	$-	$(4,931,501)	$(418,325)	$(8,742,115)	$138,760,230	13,227,858
AZL International Index Fund, Class 2	41,204,618	112,192	(1,745,270)	364,158	(3,070,497)	36,865,201	2,086,316
AZL Mid Cap Index Fund, Class 2	24,548,632	-	(244,023)	65,471	(1,299,315)	23,070,765	859,887
AZL S&P 500 Index Fund, Class 2	77,077,394	94,175	(2,699,076)	1,236,262	(4,816,096)	70,892,659	3,049,147
AZL Small Cap Stock Index Fund, Class 2	12,881,687	88,235	-	-	(742,507)	12,227,415	773,887

	$308,564,502	$294,602	$(9,619,870)	$1,247,566	$(18,670,530)	$281,816,270	19,997,095

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 3/31/2022	Shares as of 3/31/2022

AZL MVP DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund	$37,767,059	$26,026	$(1,469,288)	$(117,413)	$(1,599,158)	$34,607,226	3,824,003
AZL DFA International Core Equity Fund	12,108,383	37,138	(441,468)	87,085	(654,140)	11,136,998	950,256
AZL DFA U.S. Core Equity Fund	35,037,922	296,165	(467,568)	94,069	(1,517,007)	33,443,581	2,061,873
AZL DFA U.S. Small Cap Fund	10,092,382	-	(81,791)	22,259	(518,933)	9,513,917	676,666

	$95,005,746	$359,329	$(2,460,115)	$86,000	$(4,289,238)	$88,701,722	7,512,798

AZL MVP FIAM Multi-Strategy Fund
AZL FIAM Multi-Strategy Fund	$231,703,402	$-	$(8,242,437)	$986,485	$(11,780,376)	$212,667,074	14,111,949

	$231,703,402	$-	$(8,242,437)	$986,485	$(11,780,376)	$212,667,074	14,111,949

AZL MVP Fusion Balanced Fund
AZL DFA International Core Equity Fund	$27,941,892	$-	$(1,254,711)	$275,804	$(1,583,858)	$25,379,127	2,165,454
AZL DFA U.S. Core Equity Fund	20,086,112	-	(393,997)	151,254	(971,374)	18,871,995	1,163,502
AZL DFA U.S. Small Cap Fund	12,121,637	-	(25,969)	6,873	(604,967)	11,497,574	817,751
AZL Enhanced Bond Index Fund	58,465,846	-	(1,245,382)	(118,408)	(3,413,935)	53,688,121	5,118,029
AZL FIAM Total Bond Fund, Class 2	77,791,210	-	(2,224,164)	(89,382)	(4,265,511)	71,212,153	7,121,215
AZL Gateway Fund	15,879,837	-	(236,717)	36,081	(555,677)	15,123,524	969,457
AZL International Index Fund, Class 2	67,404,093	-	(2,103,316)	372,273	(4,874,312)	60,798,738	3,440,789
AZL MetWest Total Return Bond Fund	77,636,975	-	(1,959,915)	(238,331)	(4,559,591)	70,879,138	7,492,509
AZL Mid Cap Index Fund, Class 2	20,096,921	-	(208,870)	55,727	(1,065,715)	18,878,063	703,618
AZL MSCI Emerging Markets Equity Index Fund, Class 2	22,761,576	-	(321,860)	23,852	(1,744,069)	20,719,499	2,822,820
AZL Russell 1000 Growth Index Fund, Class 2	88,312,742	65,790	(138,090)	45,638	(8,126,150)	80,159,930	3,745,791
AZL Russell 1000 Value Index Fund, Class 2	88,988,474	-	(6,872,341)	1,432,210	(2,241,193)	81,307,150	5,370,353
AZL Small Cap Stock Index Fund, Class 2	12,091,075	-	-	-	(699,365)	11,391,710	720,994
PIMCO VIT Income Portfolio	39,472,198	241,964	(1,320,593)	43,923	(1,951,171)	36,486,321	3,518,449
PIMCO VIT Low Duration Portfolio	39,176,597	64,851	(1,599,259)	(32,225)	(1,274,366)	36,335,598	3,677,692
PIMCO VIT Total Return Portfolio	77,857,428	366,781	(2,313,240)	(239,351)	(4,836,369)	70,835,249	7,048,284

	$746,084,613	$739,386	$(22,218,424)	$1,725,938	$(42,767,623)	$683,563,890	55,896,707

AZL MVP Fusion Conservative Fund
AZL DFA International Core Equity Fund	$5,768,878	$-	$(432,291)	$114,684	$(373,748)	$5,077,523	433,236
AZL DFA U.S. Core Equity Fund	4,043,677	-	(151,917)	58,000	(217,731)	3,732,029	230,088
AZL DFA U.S. Small Cap Fund	2,308,939	21,283	(101,855)	32,581	(141,727)	2,119,221	150,727
AZL Enhanced Bond Index Fund	22,145,524	-	(1,024,676)	(62,796)	(1,250,026)	19,808,026	1,888,277
AZL FIAM Total Bond Fund, Class 2	29,547,272	50,003	(1,600,283)	(2,477)	(1,619,681)	26,374,834	2,637,483
AZL Gateway Fund	3,429,976	-	(145,231)	29,545	(139,007)	3,175,283	203,544
AZL International Index Fund, Class 2	12,593,893	55,014	(675,165)	174,040	(992,664)	11,155,118	631,303
AZL MetWest Total Return Bond Fund	29,522,395	47,015	(1,517,646)	(150,480)	(1,637,464)	26,263,820	2,776,302
AZL Mid Cap Index Fund, Class 2	4,620,535	77,872	(240,511)	93,647	(316,599)	4,234,944	157,844
AZL MSCI Emerging Markets Equity Index Fund, Class 2	3,429,809	-	(284,182)	31,713	(270,811)	2,906,529	395,985
AZL Russell 1000 Growth Index Fund, Class 2	18,402,908	1,198,385	(1,199,715)	25,765	(1,668,613)	16,758,730	783,118
AZL Russell 1000 Value Index Fund, Class 2	18,552,106	136,033	(1,762,947)	461,098	(616,385)	16,769,905	1,107,656
AZL Small Cap Stock Index Fund, Class 2	2,893,033	67,068	(154,735)	63,315	(221,042)	2,647,639	167,572
PIMCO VIT Income Portfolio	13,656,413	82,111	(758,889)	45,679	(693,202)	12,332,112	1,189,210
PIMCO VIT Low Duration Portfolio	15,816,060	25,658	(1,116,199)	(19,869)	(497,370)	14,208,280	1,438,085
PIMCO VIT Total Return Portfolio	29,598,029	164,727	(1,623,266)	(104,611)	(1,785,004)	26,249,875	2,611,928

	$216,329,447	$1,925,169	$(12,789,508)	$789,834	$(12,441,074)	$193,813,868	16,802,358

Affiliated Holdings Disclosure

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 3/31/2022	Shares as of 3/31/2022

AZL MVP Fusion Moderate Fund
AZL DFA International Core Equity Fund	$93,180,597	$-	$(4,520,778)	$1,023,731	$(5,357,068)	$84,326,482	7,195,092
AZL DFA U.S. Core Equity Fund	84,150,832	-	(3,031,646)	962,788	(4,366,060)	77,715,914	4,791,363
AZL DFA U.S. Small Cap Fund	33,221,577	-	(231,130)	68,018	(1,705,963)	31,352,502	2,229,908
AZL Enhanced Bond Index Fund	114,082,224	-	(2,583,806)	(249,705)	(6,632,592)	104,616,121	9,972,938
AZL FIAM Total Bond Fund, Class 2	150,037,904	-	(4,462,560)	(330,186)	(8,053,050)	137,192,108	13,719,211
AZL Gateway Fund	46,426,902	-	(725,637)	49,485	(1,571,314)	44,179,436	2,832,015
AZL International Index Fund, Class 2	185,015,693	-	(5,677,937)	1,000,039	(13,368,522)	166,969,273	9,449,308
AZL MetWest Total Return Bond Fund	149,740,460	-	(3,952,051)	(550,028)	(8,687,791)	136,550,590	14,434,523
AZL Mid Cap Index Fund, Class 2	65,527,708	-	(1,266,951)	347,812	(3,627,081)	60,981,488	2,272,884
AZL MSCI Emerging Markets Equity Index Fund, Class 2	69,388,891	-	-	-	(5,324,179)	64,064,712	8,728,162
AZL Russell 1000 Growth Index Fund, Class 2	219,697,935	-	(52,290)	17,282	(20,154,736)	199,508,191	9,322,813
AZL Russell 1000 Value Index Fund, Class 2	221,679,438	-	(16,672,629)	2,990,713	(5,040,896)	202,956,626	13,405,325
AZL Small Cap Stock Index Fund, Class 2	32,993,204	-	-	-	(1,908,373)	31,084,831	1,967,394
PIMCO VIT Income Portfolio	73,715,110	453,038	(2,383,182)	(20,086)	(3,552,058)	68,212,822	6,577,900
PIMCO VIT Low Duration Portfolio	52,466,332	88,938	-	-	(1,796,296)	50,758,974	5,137,548
PIMCO VIT Total Return Portfolio	150,165,203	706,250	(4,633,389)	(499,752)	(9,272,425)	136,465,887	13,578,695

	$1,741,490,010	$1,248,226	$(50,193,986)	$4,810,111	$(100,418,404)	$1,596,935,957	125,615,079

AZL MVP Global Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$323,676,941	$98,469	$(8,244,081)	$(837,289)	$(18,677,260)	$296,016,780	28,218,949
AZL MSCI Global Equity Index Fund, Class 2	297,133,346	506,868	(7,570,920)	1,873,784	(17,759,675)	274,183,403	17,233,401
AZL MSCI Emerging Markets Equity Index Fund, Class 2	34,089,504	-	(1,090,867)	79,533	(2,607,473)	30,470,697	4,151,321

	$654,899,791	$605,337	$(16,905,868)	$1,116,028	$(39,044,408)	$600,670,880	49,603,671

AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$582,601,042	$-	$-	$-	$(35,467,208)	$547,133,834	52,157,658
AZL International Index Fund, Class 2	511,613,042	-	(20,024,060)	3,307,173	(37,440,863)	457,455,292	25,888,811
AZL Mid Cap Index Fund, Class 2	305,093,027	-	(16,661,632)	4,181,224	(19,625,218)	272,987,401	10,174,707
AZL S&P 500 Index Fund, Class 2	957,053,324	-	(28,958,580)	12,248,859	(57,389,914)	882,953,689	37,976,503
AZL Small Cap Stock Index Fund, Class 2	156,760,310	-	(11,448,553)	2,307,389	(11,499,017)	136,120,129	8,615,198

	$2,513,120,745	$-	$(77,092,825)	$22,044,645	$(161,422,220)	$2,296,650,345	134,812,877

Affiliated Holdings Disclosure

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 3/31/2022	Shares as of 3/31/2022

AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$195,344,854	$—	$(5,990,668)	$(577,015)	$(11,172,932)	$177,604,239	16,930,814
AZL International Index Fund, Class 2	79,559,857	—	(2,853,436)	505,521	(5,798,267)	71,413,675	4,041,521
AZL Mid Cap Index Fund, Class 2	48,455,219	—	(1,727,572)	450,632	(2,876,851)	44,301,428	1,651,190
AZL S&P 500 Index Fund, Class 2	150,357,182	630,348	(4,818,141)	2,073,156	(9,109,037)	139,133,508	5,984,237
AZL Small Cap Stock Index Fund, Class 2	24,282,630	—	(748,122)	168,949	(1,574,683)	22,128,774	1,400,555

	$497,999,742	$630,348	$(16,137,939)	$2,621,243	$(30,531,770)	$454,581,624	30,008,317

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
AZL Enhanced Bond Index Fund	$232,814,119	$1,186,300	$—	$—	$(14,210,404)	$219,790,015	20,952,337
AZL S&P 500 Index Fund, Class 2	416,095,724	—	(8,891,113)	3,831,716	(23,389,461)	387,646,866	16,672,984
AZL T. Rowe Price Capital Appreciation Fund	755,651,464	—	(25,784,808)	1,822,667	(24,918,852)	706,770,471	33,212,898

	$1,404,561,307	$1,186,300	$(34,675,921)	$5,654,383	$(62,518,717)	$1,314,207,352	70,838,219

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2022 (Unaudited)

2. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2022 are identified below.

AZL MVP Global Balanced Index Strategy Fund:

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Value	Percentage of Net Assets

Project Barkley	2/23/22	$399,608	145,123	$297,502	0.05%

Jawbone	1/24/17	–	23,389	–	0.00%

Lookout, Inc.	3/4/15	3,384	5,547	60,351	0.01%

Lookout, Inc. Preferred Shares, Series F	9/19/14	481,995	63,925	695,504	0.11%

Quintis Pty, Ltd.	10/25/18	253,669	386,370	34,685	0.01%

Quintis Pty, Ltd., 10/1/26, Callable 5/13/22 @ 105.63	10/25/18	50,319	50,319	50,319	0.01%

Quintis Pty, Ltd., 10/1/28, Callable 5/13/22 @ 96.00	10/25/18	730,672	730,672	730,672	0.11%

REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19	2/7/12	–	400,000	–	0.00%

(a) Acquisition date represents the initial purchase date of the security.